Borrowings - Argentinian Subsidiaries (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Nominal amount	$ 37,965	$ 55,828
Total debt	968,280	862,116	$ 817,958
Net book value of pledged assets	$ 324,129	265,099
IDB Tranche A Due Nov 2018 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings (as a percent)	4.30%
IFC Tranche A Due Sept 2021 | LIBOR Variable Rate Basis
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)	4.00%
IFC Trance B Due Sept 2023 | LIBOR Variable Rate Basis
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)	3.00%
Argentina Subsidiaries | IDB Tranche A Due Nov 2018
Disclosure of detailed information about borrowings [line items]
Nominal amount	$ 25,000
Total debt	18,180	22,700
Argentina Subsidiaries | IFC Tranche A Due Sept 2021
Disclosure of detailed information about borrowings [line items]
Nominal amount	25,000
Total debt	14,290	21,400
Net book value of pledged assets	113,000
Argentina Subsidiaries | IFC Trance B Due Sept 2023
Disclosure of detailed information about borrowings [line items]
Nominal amount	50,000
Total debt	$ 50,000	$ 50,000